Stockholders' Equity (Details) - Schedule of Reconciliation of the Number of Shares Outstanding - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reconciliation of the Number of Shares Outstanding [Abstract]
Shares outstanding at beginning of year	462,136,000	462,581,000
Repurchase of capital shares, net	(450,000)	(445,000)
Shares outstanding at yearend	461,686,000	462,136,000